Schedule 18 - Data Integrity - Marketable Title Date
AMC Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
218038828	XX/XX/XXXX	XX/XX/XXXX	0	No Variance Found